February 11, 2019

RE: Report on Internal Controls - Highland Funds II

Within 90 days prior to the filing date of the Shareholder Report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures were not effective due to a material weakness for the Highland Global Allocation Fund (the
"Fund") relating to the application of ASC 820 and reasonableness and reliability of assumptions used in the fair value model which are monitored by the Valuation Committee through the operation of a review control. This control was not designed at an appropriate level of precision to ensure the accurate valuation of Level 3 securities. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant's annual or interim financial statements will not be prevented or detected on a timely basis. This material weakness resulted in material pricing errors related to a hard-to-value security held by Fund, over a period of time, which resulted in the reprocessing of investor capital activity, as well as material misstatements to the Fund's semi-annual financial statements as of March 31, 2018 and a material error that was corrected in the annual financial statements for the year ended September 30, 2018. Additionally, this material weakness could result in a misstatement to the investment balances or disclosures that would result in a material misstatement to the annual or interim financial statements that would not be prevented or detected.

Management has developed a plan to remediate the material weakness described above. Management utilizes a Valuation Sub-Committee as part of its existing valuation process. Management will undertake the addition of a review control by adding one or more members to the Valuation Sub-Committee to conduct control activities designed to operate at a level of precision which will enable such errors to be detected.
Additionally, Management will undertake
enhancements to its Valuation Committee by providing training materials to members of its Valuation
Committee with respect to the application of ASC 820 as well as the usage of subject matter expert inputs as inputs to fair value determinations. Finally, management will undertake enhancements to its review control by designing additional control activities to more precisely assess the application of ASC 820 to fair value models.